Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) interest_rate_swap_transactions	Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transactions	5
Derivative notional amount	$ 175,000,000	$ 0.0
Derivative asset	600,000	0.0
Derivative liability	2,400,000	0.0
Unrealized loss on derivatives	$ (1,600,000)	$ 0.0